Leases - Components of Lease Cost (Details) - Noble Finance Company - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 365	$ 4,803	$ 9,065
Short-term lease cost	124	634	2,893
Variable lease cost	605	412	1,265
Total lease cost	$ (364)	$ 5,849	$ 13,223